Marketable Securities and Securities Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Investment Holdings [Line Items]
Proceeds from sales of available-for-sale securities	¥ 39,982	¥ 75,319	¥ 315,043
Gross realized gains from available-for-sale securities	1,257	2,297	67,205
Gross realized losses from available-for-sale securities	2	37	186
Marketable securities classified as trading securities	1,048,062	921,320
Net unrealized gains on trading securities	48,047	56,593
Net unrealized losses on trading securities			45,841
Investment in non public companies	52,361	61,323
Total realized impairment losses on securities investments	¥ 5,175	7,566	¥ 3,566
Olympus Corporation
Investment Holdings [Line Items]
Gross realized gains from available-for-sale securities		¥ 46,757